SUBSEQUENT EVENTS	9 Months Ended
Jul. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

In preparing these condensed consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Such events or transactions are described below as of the date these unaudited condensed consolidated financial statements were issued. The following subsequent events occurred after July 31, 2026, and prior to the filing of this Quarterly Report on Form 10-Q.

On September 1, 2026, the Company executed a note payable agreement for $165,000 from which $38,050 in fees were deducted for net proceeds of $126,950. The note matures on December 15, 2026 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal. The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).